Schedule of other current assets (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Prepayments	$ 161,718	$ 157,435
Deposits	69,942	72,659
Advances	125,122
Other Assets	$ 356,782	$ 230,094